Capital stock and capital risk management (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of detailed information about changes in equity
The following chart shows a reconciliation of the movements in the Company’s capital stock for the years ended December 31, 2024, 2023 and 2022:

	Series A	Series C	Total
Amounts as of December 31, 2021	586,706	—	586,706
Number of shares	88,629,877	2	88,629,879

Reduction of capital stock	(39,530)	—	(39,530)
Number of shares	—	—	—
Cashless exercises of warrant s	—	—	—
Number of shares	2,038,643	—	2,038,643
Share repurchase	(29,304)	—	(29,304)
Number of shares repurchased	(3,234,163)	—	(3,234,163)
Shares to be granted in LTIP	1	—	1
Number of shares	972,121	—	972,121

Amounts as of December 31, 2022	517,873	—	517,873
Number of shares	88,406,478	2	88,406,480

Cashless exercises of warrants	—	—	—
Number of shares	1,176,811	—	1,176,811
Shares to be granted in LTIP	1	—	1
Number of shares	5,772,141	—	5,772,141

Amounts as of December 31, 2023	517,874	—	517,874
Number of shares	95,355,430	2	95,355,432

Reduction of capital stock	(19,965)	—	(19,965)
Number of shares	—	—	—
Share repurchase	(99,846)	—	(99,846)
Number of shares repurchased (1)	(2,081,198)	—	(2,081,198)
Shares to be granted in LTIP	1	—	1
Number of shares	2,011,219	—	2,011,219

Amounts as of December 31, 2024	398,064	—	398,064
Number of shares	95,285,451	2	95,285,453

(1)	As of the date of issuance of these consolidated financial statements, the shares repurchased are held in Treasury.

Summary of leverage ratios
The leverage ratio as of December 31, 2024, and 2023, is as follows:

	As of December 31, 2024	As of December 31, 2023
Total borrowings and lease liabilities	1,544,227	686,523
Less: Cash, bank balances and other short-term investments	(764,307)	(213,253)

Net debt	779,920	473,270
Total equity	1,621,213	1,247,015

Leverage ratio	48.11%	37.95%